Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans
In certain markets, QVC sponsors defined contribution plans, which provide employees an opportunity to make contributions to a trust for investment in a variety of securities. Generally, the Company makes matching contributions to the plans based on a percentage of the amount contributed by employees. The Company's cash contributions to the plans were $19 million, $16 million and $16 million for the years ended December 31, 2013, 2012 and 2011, respectively.